Long-Term Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long term investments - common shares held [Line Items]
Fair value	$ 95,608	$ 64,621
Fair value adjustment gains (losses) included in OCI	$ 18,552	44,845
Realized loss on Disposal		$ (7,006)
Bear Creek [member]
Long term investments - common shares held [Line Items]
Shares Owned	13,264,305	13,264,305
Percentage of outstanding shares owned	13.00%	13.00%
Fair value	$ 21,358	$ 23,217
Fair value adjustment gains (losses) included in OCI	$ (1,859)	$ 17,658
Sabina [member]
Long term investments - common shares held [Line Items]
Shares Owned	11,700,000	11,700,000
Percentage of outstanding shares owned	5.00%	5.00%
Fair value	$ 21,171	$ 8,540
Fair value adjustment gains (losses) included in OCI	$ 12,631	$ 2,369
Arizona Mining [member]
Long term investments - common shares held [Line Items]
Shares Owned	10,000,000	10,000,000
Percentage of outstanding shares owned	3.00%	4.00%
Fair value	$ 27,581	$ 18,248
Fair value adjustment gains (losses) included in OCI	9,333	15,864
Other [member]
Long term investments - common shares held [Line Items]
Fair value	25,498	14,616
Fair value adjustment gains (losses) included in OCI	$ (1,553)	8,954
Realized loss on Disposal		$ (7,006)